Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Income - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
General and administrative	$ 770,127	$ 394,676
Total operating expenses	770,127	394,676
Operating loss	(770,127)	(394,676)
Other income (expense)
Net investment gain	203,675	64,989
Interest income	247,440	60,924
Other expense, net	(8,145)	(615)
Total other income, net	442,970	125,298
Share of income from subsidiaries	448,819	891,352
Income before provision for income taxes	121,662	621,974
Net income	121,662	621,974
Comprehensive income
Net income	121,662	621,974
Comprehensive income	$ 121,662	$ 621,974
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.01	$ 0.05
Earnings per ordinary share diluted (in Dollars per share)	$ 0.01	$ 0.05
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	14,392,364	12,122,574
Weighted average number of ordinary shares outstanding diluted (in Shares)	14,392,364	12,122,574